Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.70%
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.90%	4-1-2038	$81,520	$ 81,947
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	4-1-2032	15,622	15,392
FHLMC (3 Year Treasury Constant Maturity +2.28%) ±	3.41	5-1-2026	3,785	3,742
FHLMC	3.50	10-15-2025	102,306	100,214
FHLMC (1 Year Treasury Constant Maturity +0.00%) ±	3.53	7-1-2029	147	145
FHLMC	4.00	5-1-2025	134,126	134,603
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	1,704	1,673
FHLMC Series 2597 Class AE	5.50	4-15-2033	10,270	10,287
FHLMC Series 2642 Class AR	4.50	7-15-2023	10,881	10,826
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	5-25-2044	306,943	306,908
FHLMC Series T-42 Class A6	9.50	2-25-2042	207,152	230,479
FHLMC Series T-57 Class 2A1 ±±	3.58	7-25-2043	50,106	46,656
FHLMC Series T-59 Class 2A1	3.43	10-25-2043	529,113	411,542
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	1.64	8-1-2034	60,765	59,340
FNMA (12 Month LIBOR +1.77%) ±	3.62	7-1-2044	264,879	269,100
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.80	8-1-2036	421,525	428,525
FNMA	4.00	6-25-2026	108,150	106,205
FNMA	4.00	8-25-2037	35,951	35,635
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	22,544	22,109
FNMA	5.50	3-1-2023	994	991
FNMA	6.00	3-1-2033	128,494	131,449
FNMA	6.50	8-1-2031	118,182	122,750
FNMA	9.00	11-1-2024	8,359	8,347
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	337,303	354,645
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	16,586	18,280
FNMA Series 2003-41 Class PE	5.50	5-25-2023	4,124	4,111
FNMA Series 2003-W11 Class A1 ±±	3.72	6-25-2033	3,783	3,787
FNMA Series 2003-W6 Class 6A ±±	3.38	8-25-2042	274,245	263,028
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	33,428	36,066
FNMA Series 2005-84 Class MB	5.75	10-25-2035	107,227	108,344
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	4.21	2-25-2046	592,092	584,786
FNMA Series 2010-37 Class A1	5.41	5-25-2035	190,613	188,779
GNMA	4.50	4-20-2035	25,353	25,018
GNMA	8.00	12-15-2023	639	639
Total Agency securities (Cost $4,254,077)				4,126,348
Asset-backed securities: 11.26%
Aqua Finance Trust Series 2021-A Class A	1.54	7-17-2046	1,971,451	1,800,512
AVIS Budget Rental Car Funding Series 2019-2A Class A	3.35	9-22-2025	4,330,000	4,155,613
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	2,220,000	2,002,931
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A	1.75	10-25-2061	1,743,089	1,516,925
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	985,000	831,956
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99%	1-25-2028	$967,102	$ 949,849
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	813,430	763,562
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	4,645,000	4,383,845
CPS Auto Receivables Trust Series 2020-A Class D 144A	2.90	12-15-2025	3,215,961	3,183,309
Dell Equipment Finance Trust Series 2020-1 Class D 144A	5.92	3-23-2026	918,000	917,975
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	3,102,000	2,947,213
Drive Auto Receivables Trust Series 2019 Class 3D	3.18	10-15-2026	2,715,000	2,679,157
DT Auto Owner Trust Series 2020-2A Class C 144A	3.28	3-16-2026	1,728,463	1,708,536
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	5.02	12-25-2056	265,160	265,177
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	1,800,000	1,688,049
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	277,250	274,408
Gracie Point International Funding Series 2021-1A Class B (1 Month LIBOR +1.40%) 144A±	5.17	11-1-2023	1,500,000	1,493,007
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	2,325,000	2,131,319
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	2,680,635	2,593,377
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	1,600,000	1,517,544
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	3,000,000	2,887,878
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	2,373,643	1,960,928
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	433,900	428,744
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	671,230	646,866
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	2,855,000	2,595,536
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	747,413	733,203
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	2,205,956	2,074,612
PFS Financing Corporation Series 2021-A Class A	0.71	4-15-2026	2,010,000	1,882,745
Prodigy Finance Series 2021 Class A (1 Month LIBOR +1.25%) 144A±	5.29	7-25-2051	2,112,068	2,033,974
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	3,791,492	3,729,236
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	2,310,853	2,096,128
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	3.96	12-17-2068	2,285,254	2,138,376
SLM Student Loan Trust Series 2012-3 Class A	4.67	12-27-2038	1,305,049	1,243,258
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	4.57	5-26-2055	657,404	634,411
SpringCastle America Funding LLC 144A	1.97	9-25-2037	956,110	861,657
Taco Bell Funding LLC Series 2021 Class A2	1.95	8-25-2051	2,732,400	2,305,624
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30%	11-15-2024	$210,237	$ 209,881
Towd Point Asset Trust Series 2018-SL1 Class A	4.62	1-25-2046	506,310	502,848
Total Asset-backed securities (Cost $70,789,245)				66,770,169
Corporate bonds and notes: 21.46%
Communication services: 0.56%
Wireless telecommunication services: 0.56%
Sprint Corporation	7.63	3-1-2026	2,000,000	2,103,464
Sprint Spectrum Company 144A	4.74	3-20-2025	1,250,000	1,234,000
				3,337,464
Consumer discretionary: 1.72%
Automobiles: 0.44%
General Motors Company	6.05	10-10-2025	2,615,000	2,637,863
Hotels, restaurants & leisure: 0.60%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	962,970
Las Vegas Sands Corporation	3.20	8-8-2024	2,155,000	2,059,239
Royal Caribbean Cruises Limited	4.25	6-15-2023	500,000	523,750
				3,545,959
Internet & direct marketing retail: 0.32%
QVC Incorporated	4.85	4-1-2024	2,000,000	1,904,210
Textiles, apparel & luxury goods: 0.36%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	2,241,000	2,109,341
Consumer staples: 0.76%
Tobacco: 0.76%
Altria Group Incorporated	1.70	6-15-2025	1,515,000	1,508,514
Philip Morris International Incorporated	5.13	11-17-2027	3,000,000	3,006,343
				4,514,857
Energy: 1.51%
Oil, gas & consumable fuels: 1.51%
Energy Transfer Operating Company	3.60	2-1-2023	1,188,000	1,184,231
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,175,491
Plains All American Pipeline LP	4.65	10-15-2025	758,000	746,318
Range Resources Corporation	5.00	3-15-2023	2,000,000	1,990,000
Vistra Operations Company LLC 144A	3.55	7-15-2024	3,000,000	2,876,341
				8,972,381
Financials: 11.08%
Banks: 4.69%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	3,000,000	2,865,715
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	2,500,000	2,296,185
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	2,370,000	2,100,051
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,000,000	989,663
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	2,500,000	2,271,597
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated (U.S. SOFR +1.55%) ±	5.61%	9-29-2026	$3,000,000	$ 3,010,518
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	2,000,000	1,845,174
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	1,220,000	1,134,588
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	835,000	727,685
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	2,943,591
Manufacturers & Traders Trust Company	5.40	11-21-2025	850,000	853,951
Santander Holdings USA Incorporated (U.S. SOFR +1.38%) ±	4.26	6-9-2025	800,000	774,310
Santander Holdings USA Incorporated (U.S. SOFR +2.33%) ±	5.81	9-9-2026	1,250,000	1,244,576
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	3,000,000	2,786,688
Wells Fargo & Company (U.S. SOFR +1.32%) ±	3.91	4-25-2026	2,000,000	1,937,834
				27,782,126
Capital markets: 1.44%
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,000,000	2,626,331
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	2,000,000	1,960,306
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,144,089
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	2,000,000	1,829,464
				8,560,190
Consumer finance: 0.63%
BOC Aviation USA Corporation 144A	1.63	4-29-2024	1,000,000	944,869
Ford Motor Credit Company LLC	2.30	2-10-2025	2,000,000	1,835,000
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	969,448
				3,749,317
Diversified financial services: 1.86%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	1,335,000	1,117,575
Blackstone Holdings Finance Company 144A	5.90	11-3-2027	2,145,000	2,180,549
DAE Funding LLC 144A	1.55	8-1-2024	1,000,000	930,865
Equitable Financial Life 144A%%	5.50	12-2-2025	3,080,000	3,095,268
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	1,792,494
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	1,894,727
				11,011,478
Insurance: 2.32%
Athene Global Funding	0.37	9-10-2026	2,000,000	1,780,498
Brighthouse Financial Incorporated 144A	1.00	4-12-2024	2,000,000	1,876,966
GA Global Funding Trust 144A	1.00	4-8-2024	3,022,000	2,822,276
Guardian Life Global Funding 144A	5.55	10-28-2027	2,815,000	2,895,994
Met Life Incorporated 144A	4.40	6-30-2027	2,000,000	1,953,818
Protective Life Global 144A	1.62	4-15-2026	2,370,000	2,138,003
Security Benefit Company 144A	1.25	5-17-2024	335,000	312,588
				13,780,143
Mortgage REITs: 0.14%
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	65,000	61,425
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	747,428
				808,853
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.65%
Aerospace & defense: 0.34%
The Boeing Company	4.51%	5-1-2023	$2,000,000	$ 1,992,775
Airlines: 0.88%
American Airline Series 2014-1	3.70	4-15-2027	1,635,066	1,477,302
Delta Air Lines Incorporated 144A	4.50	10-20-2025	2,455,000	2,391,668
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	797,639	782,696
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	617,220	584,004
				5,235,670
Trading companies & distributors: 0.11%
Aircastle Limited 144A	5.25	8-11-2025	700,000	671,564
Transportation infrastructure: 0.32%
Penske Truck Leasing 144A	4.40	7-1-2027	2,000,000	1,902,600
Information technology: 0.80%
IT services: 0.55%
Global Payments Incorporated	4.95	8-15-2027	1,540,000	1,497,483
Kyndryl Holdings Incorporated	2.05	10-15-2026	2,150,000	1,759,041
				3,256,524
Semiconductors & semiconductor equipment: 0.25%
Microchip Technology Incorporated	2.67	9-1-2023	1,525,000	1,491,343
Materials: 0.40%
Chemicals: 0.40%
Celanese US Holding LLC	6.05	3-15-2025	2,400,000	2,387,946
Real estate: 1.73%
Equity REITs: 1.73%
EPR Properties Company	4.50	4-1-2025	1,500,000	1,411,939
Omega Healthcare Investors Incorporated	4.75	1-15-2028	145,000	133,842
Piedmont Operating Partnership LP	4.45	3-15-2024	1,765,000	1,737,641
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	1,490,000	1,406,036
SBA Tower Trust 144A	3.45	3-15-2048	2,335,000	2,335,000
Service Properties Trust	4.50	6-15-2023	1,500,000	1,486,875
VICI Properties LP	4.38	5-15-2025	1,835,000	1,766,020
				10,277,353
Utilities: 1.25%
Electric utilities: 0.37%
Southern California Edison Company	0.70	4-3-2023	2,200,000	2,173,779
Gas utilities: 0.14%
One Gas Incorporated	0.85	3-11-2023	838,000	836,152
Multi-utilities: 0.74%
CenterPoint Energy Incorporated	0.70	3-2-2023	765,000	756,281
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	3.60	3-2-2023	443,000	442,644
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-utilities (continued)
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	4.45%	5-13-2024		$680,000	$ 670,241
Evergy Missouri West Incorporated 144A	5.15	12-15-2027		2,500,000	2,508,711
					4,377,877
Total Corporate bonds and notes (Cost $134,073,639)					127,317,765
Foreign corporate bonds and notes : 1.34%
Communication services: 0.23%
Media: 0.23%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	12-31-2049	EUR	1,625,000	1,351,258
Financials: 0.58%
Banks: 0.58%
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	2,500,000	2,433,911
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	1,000,000	994,999
					3,428,910
Industrials: 0.30%
Containers & packaging: 0.22%
Can-Pack SA 144A	2.38	11-1-2027	EUR	1,500,000	1,291,376
Electrical equipment: 0.08%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	506,937
Real estate: 0.23%
Equity REITs: 0.23%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	1,500,000	1,344,872
Total Foreign corporate bonds and notes (Cost $10,086,848)					7,923,353
Foreign government bonds : 2.10%
Brazil ¤	0.00	1-1-2024	BRL	17,000,000	2,846,310
Chile	4.50	3-1-2026	CLP	1,250,000,000	1,362,858
Germany	1.30	10-15-2027	EUR	6,000,000	6,056,242
Hungary Government Bond	1.50	8-23-2023	HUF	350,000,000	827,216
Republic of South Africa	10.50	12-21-2026	ZAR	22,600,000	1,386,068
Total Foreign government bonds (Cost $13,391,732)					12,478,694
Loans: 1.00%
Communication services: 0.51%
Media: 0.51%
CSC Holdings LLC (3 Month LIBOR +2.25%) ±	6.12	7-17-2025		$1,953,488	1,867,535
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	6.27	2-7-2024		1,159,700	1,156,801
					3,024,336
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 0.16%
Diversified financial services: 0.16%
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.57%	5-30-2025	$991,610	$ 929,634
Industrials: 0.33%
Aerospace & defense: 0.33%
TransDigm Incorporated (1 Month LIBOR +2.25%) ±	5.92	8-22-2024	1,989,657	1,979,888
Total Loans (Cost $6,014,784)				5,933,858
Municipal obligations: 0.49%
Indiana: 0.16%
Education revenue: 0.16%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47	2-25-2044	931,813	930,408
New Jersey: 0.33%
Miscellaneous revenue: 0.33%
New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023	2,000,000	1,973,636
Total Municipal obligations (Cost $2,923,416)				2,904,044
Non-agency mortgage-backed securities: 21.15%
Achieve Mortgage Series 2022-HE1 Class A 144A♦	7.00	10-25-2037	2,805,000	2,792,108
Affirm Incorporated Series 2021-B Class A	1.03	8-17-2026	3,653,000	3,443,028
Ajax Mortgage Loan Trust Series 2021-E Class A1 144A	1.74	12-25-2060	3,140,176	2,647,976
Anchorage Capital CLO Limited Series 2015-6A Class B2RR (3 Month LIBOR +1.85%) 144A±	5.93	7-15-2030	4,000,000	3,895,924
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	454,390	409,612
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	702,054	652,831
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	5.13	9-20-2029	3,000,000	2,871,060
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	5.86	10-20-2030	470,000	452,483
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	5.37	4-24-2029	2,087,931	2,060,635
Bojangles Issuer LLC Series 2020-1A Class A2	3.83	10-20-2050	2,208,313	1,968,379
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	4.30	11-25-2069	2,263,195	2,232,311
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	347,659	334,341
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	5.77	10-15-2036	2,165,000	1,975,102
Carlyle Global Market Series 2015-1A Class CR3 (3 Month LIBOR +2.00%) 144A±	6.24	7-20-2031	3,000,000	2,791,041
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A	4.00	10-25-2068	215,775	207,010
Cascade Funding Mortgage Trust Series 2018-RM2 Class B	4.00	10-25-2068	877,663	827,052
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95%	12-26-2030	$1,992,978	$ 1,925,476
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	1,626,198	1,532,072
CIFC Funding Limited Series 2017-2A (3 Month LIBOR +1.85%) 144A±	6.09	4-20-2030	1,250,000	1,180,494
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	5.19	4-18-2031	4,000,000	3,912,459
Colt Funding LLC Series 2020-2 Class A1	1.85	3-25-2065	115,491	112,791
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	1,918,602
Commercial Mortgage Trust Series 2014-CR14 Class B	4.73	2-10-2047	680,000	652,331
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	187,803	187,541
ContiMortgage Home Equity Loan Trust Series 1996-2 Class IO ♀±±	0.00	7-15-2027	429,058	5,843
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1	3.40	6-19-2031	66,803	63,394
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A	2.51	2-25-2050	716,583	656,111
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A	1.07	3-25-2056	1,456,350	1,118,676
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	817,720	774,887
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	4.97	12-19-2030	550,000	530,688
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	6.46	5-15-2032	1,000,000	928,248
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	5.01	9-25-2033	150,176	146,103
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	2,235,000	1,887,464
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	1,835,000	1,524,213
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	5.69	11-16-2036	2,000,000	1,878,751
FWD Securitization Trust Series 2020-INV1 Class A3 144A	2.44	1-25-2050	786,717	694,802
GCAT Series 2021-NQM1 Class A1 144A	0.87	1-25-2066	1,270,176	1,069,200
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,288
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	279,130	276,966
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,231,547
Gracie Point International Funding 2022-1A (30 Day Average U.S. SOFR +2.75%) 144A±	5.20	4-1-2024	1,595,000	1,587,043
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A	8.00	9-19-2027	105,960	98,517
Harbor Group International Limited Series 2021-FL1 Class A (1 Month LIBOR +1.05%) ±	4.94	6-16-2036	1,708,105	1,668,686
Harbor Group International Limited Series 2021-FL2 Class C (1 Month LIBOR +1.80%) 144A±	5.69	9-17-2036	1,000,000	929,274
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	4.88	11-15-2036	1,653,874	1,606,035
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A	1.60	11-25-2056	2,653,229	2,137,132
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A	4.46%	5-25-2067	$4,005,000	$ 3,289,942
Jonah Energy LLC Series 2022-1 Class A1 144A	7.20	12-10-2037	2,780,000	2,760,527
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	10,839	10,755
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%) 144A±	5.09	6-15-2035	566,915	517,092
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	4.84	7-15-2036	1,149,504	1,115,573
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020 Class A7 144A	3.50	7-25-2050	1,042,588	911,895
Madison Park Funding Limited Series 2012-0A	5.91	7-27-2030	1,570,000	1,511,725
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,000,000	3,879,102
Master Mortgages Trust Series 2002-3 Class 4A1	2.83	10-25-2032	823	768
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	5.33	11-15-2038	3,000,000	2,834,600
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	4.83	7-15-2036	1,411,935	1,357,494
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	4.77	2-19-2037	3,800,000	3,604,996
MFRA Trust Series 2020-NQM1 Class A2 144A	1.79	8-25-2049	586,023	553,785
MFRA Trust Series 2021-NQM1 Class A2 144A	1.38	4-25-2065	949,269	820,764
New Residential Mortgage Loan Series 2018-5A Class A1A 144A	4.25	12-25-2057	1,956,770	1,860,227
New Residential Mortgage Loan Series 2019-6A Class A1B 144A	3.50	9-25-2059	1,159,184	1,060,981
New York Mortgage Trust Series 2022 Class A1 144A	2.04	7-25-2061	2,786,272	2,477,978
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	666,879	646,871
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	5.69	3-17-2030	2,190,000	2,100,740
Octane Receivables Trust Series 2022-2A Class A 144A	5.11	2-22-2028	1,648,974	1,626,861
OPG Trust 2021 PORT (1 Month LIBOR +0.71%) 144A±	4.59	10-15-2036	3,152,721	2,955,175
PKHL Commercial Mortgage Trust Series 2021 Class B (1 Month LIBOR +1.18%) 144A±	5.06	7-15-2038	3,342,000	3,061,743
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	191,090	188,020
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A	1.10	1-25-2065	327,336	299,685
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	5.16	4-15-2030	895,000	877,178
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	5.63	4-15-2030	2,660,000	2,517,427
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A	2.56	2-25-2050	1,378,016	1,309,534
Towd Point Mortgage Trust Series 2017-1 Class A1 144A	2.75	10-25-2056	431,604	423,442
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Towd Point Mortgage Trust Series 2017-4 Class A1 144A	2.75%	6-25-2057	$392,562	$ 370,976
Towd Point Mortgage Trust Series 2019-4 Class A1 144A	2.90	10-25-2059	933,930	859,642
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A	3.00	11-25-2058	210,357	205,608
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	4.73	2-15-2032	1,459,270	1,417,460
Venture CDO Limited 2017 29A (3 Month LIBOR +0.99%) 144A±	5.60	9-7-2030	2,500,000	2,444,903
Verus Securitization Trust Series 2021-2 Class A1	1.03	2-25-2066	1,282,461	1,059,174
Verus Securitization Trust Series 2021-8 Class A2 144A	2.29	11-25-2066	2,133,156	1,772,531
Verus Securitization Trust Series 2021-R1 Class A2 144A	1.06	10-25-2063	137,544	119,287
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	1,068,949	921,718
Vibrant CLO Limited (3 Month LIBOR +0.95%) 144A±	4.48	6-20-2029	1,623,098	1,602,325
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	5.98	4-17-2030	2,500,000	2,330,718
Wilshire Funding Corporation Series 1996-3 Class M2	7.44	8-25-2032	47,308	47,890
Wilshire Funding Corporation Series 1996-3 Class M3	7.44	8-25-2032	30,839	30,142
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	3.10	12-28-2037	4,543	4,449
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	5.19	10-18-2030	4,000,000	3,927,712
Zais CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	6.73	7-15-2029	2,050,000	1,952,814
Total Non-agency mortgage-backed securities (Cost $133,932,249)				125,471,756
U.S. Treasury securities: 21.51%
U.S. Treasury Note	0.25	5-15-2024	21,250,000	19,957,568
U.S. Treasury Note	0.38	12-31-2025	2,720,000	2,435,144
U.S. Treasury Note	1.13	1-15-2025	6,740,000	6,305,323
U.S. Treasury Note	2.50	5-31-2024	15,000,000	14,548,242
U.S. Treasury Note	2.63	4-15-2025	1,240,000	1,194,759
U.S. Treasury Note	2.75	5-15-2025	645,000	623,130
U.S. Treasury Note	2.88	6-15-2025	2,470,000	2,393,584
U.S. Treasury Note	3.00	6-30-2024	1,720,000	1,679,419
U.S. Treasury Note	3.13	8-31-2027	1,155,000	1,119,718
U.S. Treasury Note	3.25	8-31-2024	77,250,000	75,689,912
U.S. Treasury Note	3.50	9-15-2025	1,690,000	1,662,802
Total U.S. Treasury securities (Cost $131,081,869)				127,609,601
Yankee corporate bonds and notes: 12.94%
Consumer discretionary: 0.82%
Automobiles: 0.38%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,006,398
Stellantis NV	5.25	4-15-2023	250,000	249,040
				2,255,438
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 0.44%
Prosus NV 144A	3.26%	1-19-2027	$3,000,000	$ 2,638,052
Consumer staples: 0.51%
Food products: 0.32%
Viterra Finance BV 144A	4.90	4-21-2027	2,000,000	1,870,603
Tobacco: 0.19%
Imperial Brands plc 144A	6.13	7-27-2027	1,145,000	1,145,257
Energy: 0.48%
Oil, gas & consumable fuels: 0.48%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ʊ±	4.38	6-22-2025	3,000,000	2,853,750
Financials: 8.76%
Banks: 5.60%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,187,168
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,299,826
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ±	0.70	6-30-2024	2,000,000	1,935,166
Banque Fédérative du Crédit Mutuel 144A	4.52	7-13-2025	3,000,000	2,951,722
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	1,155,000	1,092,213
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	1,545,000	1,341,981
BPCE SA 144A«	4.75	7-19-2027	2,560,000	2,492,687
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,206,000
Danske Bank A/S (1 Year Treasury Constant Maturity +0.55%) 144A±	0.98	9-10-2025	2,000,000	1,812,135
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	1,500,000	1,439,103
Federation des Caisses Desjardins 144A	4.40	8-23-2025	3,000,000	2,929,752
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	600,000	551,937
HSBC Holdings plc (U.S. SOFR +1.10%) ±	2.25	11-22-2027	1,760,000	1,517,032
HSBC Holdings plc (U.S. SOFR +2.61%) ±	5.21	8-11-2028	2,400,000	2,315,949
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	1,882,239
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +1.90%) ±	5.35	9-13-2028	2,950,000	2,935,407
Mizuho Financial Group (U.S. SOFR +1.24%) ±	2.84	7-16-2025	1,000,000	951,857
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,351,923
				33,194,097
Capital markets: 0.99%
Credit Suisse Group AG (U.S. SOFR +2.04%) 144A±	2.19	6-5-2026	3,000,000	2,527,153
Macquarie Group Limited (U.S. SOFR +1.07%) 144A±	1.34	1-12-2027	1,885,000	1,629,854
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	2,000,000	1,718,570
				5,875,577
Diversified financial services: 1.23%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.65	10-29-2024	2,500,000	2,300,414
African Export Import BA 144A	2.63	5-17-2026	550,000	477,814
Avolon Holdings Funding Limited 144A	2.53	11-18-2027	862,000	697,224
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	914,052
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
DAE Funding LLC 144A	2.63%	3-20-2025	$1,000,000	$ 927,730
New Red Finance Incorporated 144A	5.75	4-15-2025	2,000,000	2,005,000
				7,322,234
Insurance: 0.47%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	2,880,000	2,765,194
Thrifts & mortgage finance: 0.47%
Nationwide Building Society 144A	4.85	7-27-2027	2,860,000	2,797,906
Health care: 0.32%
Biotechnology: 0.32%
Mylan NV	3.95	6-15-2026	2,000,000	1,874,367
Information technology: 0.44%
Semiconductors & semiconductor equipment: 0.44%
Renesas Electronics Corporation 144A	1.54	11-26-2024	2,830,000	2,590,704
Materials: 0.68%
Chemicals: 0.68%
Nutrien Limited	5.90	11-7-2024	2,000,000	2,023,099
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	1,986,101
				4,009,200
Real estate: 0.31%
Equity REITs: 0.31%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	1,872,556
Utilities: 0.62%
Electric utilities: 0.29%
Enel Finance International N.V 144A	6.80	10-14-2025	1,655,000	1,713,787
Independent power & renewable electricity producers: 0.33%
Colbun SA 144A	4.50	7-10-2024	2,000,000	1,965,000
Total Yankee corporate bonds and notes (Cost $81,407,222)				76,743,722

		Yield	Shares
Short-term investments: 6.46%
Investment companies: 6.46%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	35,918,594	35,918,594
Securities Lending Cash Investments LLC ♠∩∞		3.90	2,418,000	2,418,000
Total Short-term investments (Cost $38,336,593)				38,336,594
Total investments in securities (Cost $626,291,674)	100.41%			595,615,904
Other assets and liabilities, net	(0.41)			(2,415,521)
Total net assets	100.00%			$593,200,383

See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,859,487	$123,141,358	$(122,082,251)	$0	$0	$35,918,594	35,918,594	$248,496
Securities Lending Cash Investments LLC	385,605	155,927,030	(153,894,621)	(15)	1	2,418,000	2,418,000	129,486#
				$(15)	$1	$38,336,594		$377,982

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
17,304,279 USD	17,505,000 EUR	Morgan Stanley	12-30-2022	$0	$(956,152)
See accompanying notes to portfolio of investments

Allspring Short-Term Bond Plus Fund  |  13

Portfolio of investments—November 30, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,271,570 USD	22,600,000 ZAR	Morgan Stanley	12-30-2022	$0	$(33,110)
1,709,810 USD	1,690,000 EUR	Morgan Stanley	12-30-2022	0	(53,122)
				$0	$(1,042,384)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,111	3-31-2023	$227,609,266	$228,154,267	$545,001	$0
Short
Euro-BOBL Futures	(49)	12-8-2022	(5,977,181)	(5,881,470)	95,711	0
10-Year U.S. Treasury Notes	(39)	3-22-2023	(4,419,709)	(4,426,500)	0	(6,791)
5-Year U.S. Treasury Notes	(199)	3-31-2023	(21,534,188)	(21,605,492)	0	(71,304)
					$640,712	$(78,095)
See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.

Allspring Short-Term Bond Plus Fund  |  15

Notes to portfolio of investments—November 30, 2022 (unaudited)

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

16  |  Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$4,126,348	$0	$4,126,348
Asset-backed securities	0	66,770,169	0	66,770,169
Corporate bonds and notes	0	127,317,765	0	127,317,765
Foreign corporate bonds and notes	0	7,923,353	0	7,923,353
Foreign government bonds	0	12,478,694	0	12,478,694
Loans	0	5,933,858	0	5,933,858
Municipal obligations	0	2,904,044	0	2,904,044
Non-agency mortgage-backed securities	0	125,471,756	0	125,471,756
U.S. Treasury securities	127,609,601	0	0	127,609,601
Yankee corporate bonds and notes	0	76,743,722	0	76,743,722
Short-term investments
Investment companies	38,336,594	0	0	38,336,594
	165,946,195	429,669,709	0	595,615,904
Futures contracts	640,712	0	0	640,712
Total assets	$166,586,907	$429,669,709	$0	$596,256,616
Liabilities
Forward foreign currency contracts	$0	$1,042,384	$0	$1,042,384
Futures contracts	78,095	0	0	78,095
Total liabilities	$78,095	$1,042,384	$0	$1,120,479
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $3,378,691 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

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